SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Series 1 Convertible Notes [Member]
Short-Term Debt [Line Items]
Long term debt, gross				$ 550,000
Series 2 Convertible Notes [Member]
Short-Term Debt [Line Items]
Long term debt, gross			450,000	450,000
Net Balance		$ 450,000	450,000	1,000,000
Series 1 And 2 Convertible Notes [Member]
Short-Term Debt [Line Items]
Long term debt, gross			450,000	1,000,000
Current Balance			(450,000)	(550,000)
Non-Current Balance				450,000
Notes 2022 [Member]
Short-Term Debt [Line Items]
Long term debt, gross	4,211,720		4,230,000	4,230,000
Current Balance			(3,519,103)
Non-Current Balance				1,662,492
Unamortized debt discount			(710,897)	(2,567,508)
Net Balance	$ 4,211,720		$ 3,519,103	$ 1,662,492